Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation (Table)
	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2023	1,316,711	$22.35	n/a
Vested in year ended December 31, 2023	(399,727)	n/a	18.87
Forfeit in March 2023	(35,771)	n/a	n/a
Unvested as at December 31, 2023	881,213	$22.35	n/a
Vested in six months ended June 30, 2024	(361,584)	n/a	26.92
Granted in January 2024	13,195	18.82	n/a
Granted in March 2024	58,215	17.80	n/a
Forfeit in March 2024	(155,250)	n/a	n/a
Unvested as at June 30, 2024	435,789	$21.92	n/a